JPMorgan U.S. Research Enhanced Equity Fund
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.5%
Aerospace & Defense — 1.4%
Howmet Aerospace, Inc.	498	34,078
Northrop Grumman Corp.	29	13,898
RTX Corp.	250	24,419
Textron, Inc.	402	38,587
TransDigm Group, Inc.	12	14,048
		125,030
Air Freight & Logistics — 1.0%
FedEx Corp.	95	27,606
United Parcel Service, Inc., Class B	412	61,268
		88,874
Automobile Components — 0.2%
Aptiv plc *	182	14,474
Automobiles — 0.9%
Tesla, Inc. *	492	86,577
Banks — 3.7%
Bank of America Corp.	2,859	108,416
Citigroup, Inc.	238	15,045
Fifth Third Bancorp	1,030	38,321
Truist Financial Corp.	1,230	47,937
US Bancorp	1,063	47,518
Wells Fargo & Co.	1,332	77,224
		334,461
Beverages — 1.9%
Coca-Cola Co. (The)	1,259	77,059
Monster Beverage Corp. *	255	15,110
PepsiCo, Inc.	466	81,486
		173,655
Biotechnology — 2.9%
AbbVie, Inc.	645	117,543
Biogen, Inc. *	100	21,531
BioMarin Pharmaceutical, Inc. *	48	4,153
Neurocrine Biosciences, Inc. *	63	8,642
Regeneron Pharmaceuticals, Inc. *	58	55,766
Sarepta Therapeutics, Inc. *	30	3,943
Vertex Pharmaceuticals, Inc. *	126	52,793
		264,371
Broadline Retail — 4.3%
Amazon.com, Inc. *	2,185	394,215
Building Products — 1.3%
Carrier Global Corp.	325	18,876
Masco Corp.	316	24,940
Trane Technologies plc	244	73,351
		117,167

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — 2.2%
Ameriprise Financial, Inc.	31	13,469
Blackstone, Inc.	60	7,902
Charles Schwab Corp. (The)	578	41,788
CME Group, Inc.	135	29,141
Goldman Sachs Group, Inc. (The)	77	31,985
Intercontinental Exchange, Inc.	345	47,474
State Street Corp.	325	25,124
		196,883
Chemicals — 2.0%
Dow, Inc.	729	42,238
Eastman Chemical Co.	235	23,583
Linde plc	179	83,020
LyondellBasell Industries NV, Class A	229	23,372
PPG Industries, Inc.	83	12,091
		184,304
Commercial Services & Supplies — 0.1%
Cintas Corp.	14	9,876
Communications Equipment — 0.2%
Motorola Solutions, Inc.	47	16,611
Consumer Finance — 0.2%
Capital One Financial Corp.	96	14,266
Consumer Staples Distribution & Retail — 1.0%
Costco Wholesale Corp.	116	84,976
Dollar Tree, Inc. *	75	9,971
		94,947
Containers & Packaging — 0.0% ^
International Paper Co.	67	2,617
Distributors — 0.1%
LKQ Corp.	143	7,620
Electric Utilities — 2.0%
Constellation Energy Corp.	76	14,013
NextEra Energy, Inc.	884	56,475
PG&E Corp.	2,605	43,653
Southern Co. (The)	920	66,045
		180,186
Electrical Equipment — 0.7%
AMETEK, Inc.	46	8,389
Eaton Corp. plc	187	58,533
		66,922
Electronic Equipment, Instruments & Components — 0.4%
Corning, Inc.	258	8,495

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Electronic Equipment, Instruments & Components — continued
Keysight Technologies, Inc. *	92	14,420
TE Connectivity Ltd.	63	9,209
		32,124
Energy Equipment & Services — 0.1%
Baker Hughes Co.	361	12,108
Entertainment — 0.5%
Netflix, Inc. *	63	38,438
Warner Bros Discovery, Inc. *	457	3,986
		42,424
Financial Services — 5.1%
Berkshire Hathaway, Inc., Class B *	306	128,833
Block, Inc. *	54	4,581
Corpay, Inc. *	113	34,728
Fidelity National Information Services, Inc.	127	9,411
Fiserv, Inc. *	191	30,537
Mastercard, Inc., Class A	309	148,903
Visa, Inc., Class A	389	108,443
		465,436
Food Products — 0.8%
Mondelez International, Inc., Class A	1,075	75,222
Ground Transportation — 1.2%
CSX Corp.	485	17,982
Norfolk Southern Corp.	91	23,140
Uber Technologies, Inc. *	595	45,788
Union Pacific Corp.	97	24,006
		110,916
Health Care Equipment & Supplies — 2.4%
Baxter International, Inc.	319	13,649
Becton Dickinson & Co.	58	14,284
Boston Scientific Corp. *	962	65,891
Dexcom, Inc. *	79	10,932
Intuitive Surgical, Inc. *	45	18,042
Medtronic plc	540	47,053
Stryker Corp.	129	45,989
		215,840
Health Care Providers & Services — 2.6%
Centene Corp. *	351	27,557
CVS Health Corp.	152	12,141
Elevance Health, Inc.	77	39,693
HCA Healthcare, Inc.	19	6,400
Humana, Inc.	44	15,243
McKesson Corp.	27	14,424
UnitedHealth Group, Inc.	246	121,811
		237,269

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care REITs — 0.5%
Ventas, Inc.	570	24,819
Welltower, Inc.	185	17,281
		42,100
Hotels, Restaurants & Leisure — 3.1%
Booking Holdings, Inc.	15	55,285
Chipotle Mexican Grill, Inc. *	19	55,673
Expedia Group, Inc. *	262	36,103
Marriott International, Inc., Class A	93	23,331
McDonald's Corp.	133	37,622
Royal Caribbean Cruises Ltd. *	217	30,112
Yum! Brands, Inc.	303	42,063
		280,189
Household Durables — 0.3%
Lennar Corp., Class A	83	14,234
Toll Brothers, Inc.	95	12,326
		26,560
Household Products — 0.6%
Church & Dwight Co., Inc.	127	13,220
Procter & Gamble Co. (The)	253	41,058
		54,278
Industrial Conglomerates — 0.9%
Honeywell International, Inc.	420	86,281
Industrial REITs — 0.7%
Prologis, Inc.	471	61,352
Insurance — 2.0%
Chubb Ltd.	122	31,452
Globe Life, Inc.	15	1,784
MetLife, Inc.	360	26,689
Principal Financial Group, Inc.	40	3,453
Progressive Corp. (The)	310	64,108
Travelers Cos., Inc. (The)	254	58,395
		185,881
Interactive Media & Services — 6.3%
Alphabet, Inc., Class A *	1,232	186,019
Alphabet, Inc., Class C *	915	139,313
Meta Platforms, Inc., Class A	514	249,515
		574,847
IT Services — 1.0%
Accenture plc, Class A	158	54,966
Cognizant Technology Solutions Corp., Class A	528	38,690
		93,656

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Life Sciences Tools & Services — 1.3%
Danaher Corp.	224	55,994
Thermo Fisher Scientific, Inc.	104	60,232
		116,226
Machinery — 1.7%
Deere & Co.	180	73,695
Dover Corp.	83	14,772
Ingersoll Rand, Inc.	144	13,683
Otis Worldwide Corp.	510	50,594
		152,744
Media — 1.1%
Charter Communications, Inc., Class A *	84	24,347
Comcast Corp., Class A	1,655	71,737
Liberty Media Corp-Liberty SiriusXM, Class A *	201	5,968
		102,052
Metals & Mining — 0.2%
Nucor Corp.	75	14,754
Multi-Utilities — 0.3%
CMS Energy Corp.	381	22,975
Oil, Gas & Consumable Fuels — 3.9%
Chevron Corp.	141	22,208
ConocoPhillips	481	61,178
Diamondback Energy, Inc.	208	41,263
EOG Resources, Inc.	460	58,820
Exxon Mobil Corp.	1,331	154,700
Pioneer Natural Resources Co.	48	12,756
		350,925
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	296	14,170
Personal Care Products — 0.2%
Kenvue, Inc.	1,025	21,989
Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.	1,143	61,979
Eli Lilly & Co.	147	114,104
Johnson & Johnson	367	58,076
Merck & Co., Inc.	442	58,332
		292,491
Professional Services — 0.3%
Leidos Holdings, Inc.	202	26,451
Residential REITs — 0.2%
Equity LifeStyle Properties, Inc.	204	13,164
Sun Communities, Inc.	73	9,341
		22,505

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — 11.2%
Advanced Micro Devices, Inc. *	471	85,012
Analog Devices, Inc.	336	66,507
Broadcom, Inc.	53	70,566
Lam Research Corp.	72	69,743
Micron Technology, Inc.	382	45,073
NVIDIA Corp.	558	504,571
NXP Semiconductors NV (China)	315	77,910
Qorvo, Inc. *	115	13,212
Teradyne, Inc.	50	5,633
Texas Instruments, Inc.	466	81,166
		1,019,393
Software — 10.5%
Adobe, Inc. *	93	47,199
Cadence Design Systems, Inc. *	56	17,489
Intuit, Inc.	99	64,332
Microsoft Corp.	1,703	716,323
Salesforce, Inc.	118	35,430
ServiceNow, Inc. *	95	72,321
		953,094
Specialized REITs — 0.7%
Digital Realty Trust, Inc.	220	31,661
SBA Communications Corp.	134	29,046
		60,707
Specialty Retail — 3.1%
AutoNation, Inc. *	54	8,947
AutoZone, Inc. *	23	71,558
Best Buy Co., Inc.	328	26,898
Burlington Stores, Inc. *	88	20,518
Lowe's Cos., Inc.	390	99,335
O'Reilly Automotive, Inc. *	20	22,767
TJX Cos., Inc. (The)	321	32,539
		282,562
Technology Hardware, Storage & Peripherals — 6.1%
Apple, Inc.	2,963	508,053
Seagate Technology Holdings plc	459	42,697
Western Digital Corp. *	118	8,051
		558,801
Tobacco — 0.3%
Altria Group, Inc.	216	9,436
Philip Morris International, Inc.	225	20,576
		30,012
Trading Companies & Distributors — 0.2%
United Rentals, Inc.	26	18,797

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	123	20,133
Total Common Stocks (Cost $5,158,520)		9,050,320
Short-Term Investments — 0.6%
Investment Companies — 0.6%
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (a) (b) (Cost $57,325)	57,309	57,332
Total Investments — 100.1% (Cost $5,215,845)		9,107,652
Liabilities in Excess of Other Assets — (0.1)%		(12,422)
NET ASSETS — 100.0%		9,095,230

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.
Futures contracts outstanding as of March 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	108	06/21/2024	USD	28,654	533

Abbreviations
USD	United States Dollar

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$9,107,652	$—	$—	$9,107,652
Appreciation in Other Financial Instruments
Futures Contracts (a)	$533	$—	$—	$533

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan U.S. Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (a) (b)	$82,058	$2,415,070	$2,439,815	$13	$6	$57,332	57,309	$3,128	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.48% (a) (b)	—	5,799	5,799	—	—	—	—	1	—
Total	$82,058	$2,420,869	$2,445,614	$13	$6	$57,332		$3,129	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.